Net Income (Loss) per Share - Summary of Basic and Diluted Net Loss per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to I-Mab	¥ (2,331,541)	$ (365,870)	¥ 470,915	¥ (1,451,950)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares | ¥				(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares | ¥				(27,768)
Net income (loss) attributable to ordinary shareholders	¥ (2,331,541)	$ (365,870)	¥ 470,915	¥ (1,485,001)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	174,707,055	174,707,055	134,158,824	7,381,230
Dilutive effect of convertible preferred shares			4,373,047
Dilutive effect of ordinary shares to be issued to Everest			266,458
Dilutive effect of convertible promissory notes			865,479
Dilutive effect of restricted shares units			778,130
Dilutive effect of stock options			16,789,714
Denominator for diluted income (loss) per share calculation	174,707,055	174,707,055	157,231,652	7,381,230
Net income (loss) per share - basic | (per share)	¥ (13.35)	$ (2.09)	¥ 3.51	¥ (201.19)
Net income (loss) per share - diluted | (per share)	¥ (13.35)	$ (2.09)	¥ 3.00	¥ (201.19)